SUPPLEMENT DATED NOVEMBER 30, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

For all existing and prospective shareholders of Matthews Asia Funds:

1. Effective November 14, 2018, G. Paul Matthews retired as a Trustee from the Board of Trustees, and Robert Horrocks was elected by the Board of Trustees to serve as a Trustee.

Effective immediately, the following table replaces the “INTERESTED TRUSTEES” portion of the “Trustees and Officers” table on page 40:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
INTERESTED TRUSTEES
William J. Hackett[2] Born 1967	Trustee and President	Trustee since 2015 and President since 2008	Director (since 2015), Chief Executive Officer (since 2009), President (since 2008), and Secretary (2007-2016), Matthews (investment management); President (2013-2017), Matthews A Share Selections Fund, LLC (registered investment company); Manager (since 2010), Matthews Global Investors S.à r.l. (Luxembourg) (investment management); Director (since 2010), Matthews Global Investors (Hong Kong) Limited (investment management); Partner (2002–2007), Deloitte & Touche, LLP (accounting).	18	Director (2015-2017), Matthews A Share Selections Fund, LLC (2 Portfolios); Chairman (since 2010) Director (since 2009), Matthews Asia Funds SICAV (Luxembourg) (12 Portfolios); Director (since 2009), Matthews Asian Selections Funds, PLC (Ireland) (1 Portfolio).
Robert Horrocks[2] Born 1968	Trustee and Vice President	Trustee since 2018[3] and Vice President since 2009	Chief Investment Officer (since 2009), Director of Research (2008-2009), Matthews (investment management); Head of Research (2006-2008), Mirae Asset Management (investment management); Chief Investment Officer (2003-2006), Everbright Pramerica (investment management).	18	None
[1]	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected.

[2]

Mr. Hackett is deemed an “interested person” of the Trust as defined under the 1940 Act because of his ownership interest in Matthews and the executive officer position he holds with Matthews. Mr. Horrocks is deemed an “interested person” of the Trust as defined under the 1940 Act because of his ownership interest in Matthews and the executive officer position he holds with Matthews.

[3]	Effective November 14, 2018, G. Paul Matthews retired as a Trustee from the Board of Trustees, and Mr. Horrocks was elected by the Board of Trustees to fill that vacancy and to serve as a Trustee.

Effective immediately, the following row is removed from the “OFFICERS WHO ARE NOT TRUSTEES” portion of the “Trustees and Officers” table on page 41:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES[1]
Robert Horrocks Born 1968	Vice President	Since 2009	Chief Investment Officer (since 2009), Director of Research (2008-2009), Matthews (investment management); Head of Research (2006-2008), Mirae Asset Management (investment management); Chief Investment Officer (2003-2006), Everbright Pramerica (investment management).

Effective immediately, the following text replaces the 5th paragraph on page 44:

Mr. Horrocks has extensive investment management experience as the Chief Investment Officer of Matthews and has been serving as the chief investment officer or similar function in the investment management industry since 2003.

Effective immediately, the following table is inserted in the “INTERESTED TRUSTEES” portion of the “Fund Ownership by Trustees” table immediately following the information with respect to William J. Hackett and replaces the information provided with respect to G. Paul Matthews on page 45:

Name of Trustee	Dollar Range of Equity Securities in each of the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies*
INTERESTED TRUSTEES
Robert Horrocks	• Matthews Asia Strategic Income Fund • Matthews Asian Growth and Income Fund • Matthews Asia Dividend Fund • Matthews China Dividend Fund • Matthews Asia Focus Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

Effective immediately, the following table is inserted in the “Interested Trustees” portion of the “Compensation” table immediately following the information with respect to William J. Hackett and replaces the information provided with respect to G. Paul Matthews on page 46:

Fiscal Year Ended December 31, 2017
	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees**
Interested Trustees*
Robert Horrocks***	N/A	N/A	N/A	N/A

*	No compensation is paid by the Trust to the Interested Trustees.

**	The “Fund Complex” consists of the Trust’s 18 Funds.

***	Information with respect to Mr. Horrocks was denoted as “N/A” because he was elected as a Trustee effective as of November 14, 2018.

Effective immediately, the following disclosure replaces the first paragraph under the heading “Investment Advisor, Underwriter and Other Service Providers – Investment Advisor” on page 58:

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. RBC USA Holdco Corporation (“RBC”), which is a direct, wholly owned subsidiary of the publicly traded Royal Bank of Canada, and Mizuho Bank, Ltd. (“Mizuho”), which is a direct, wholly owned subsidiary of the publicly traded Mizuho Financial Group, Inc., each has an ownership interest of 10 – 25% in Matthews. Funds managed by a subsidiary of Lovell Minnick Partners LLC (“Lovell Minnick”), a private equity firm and registered investment advisor, also have a collective ownership interest (through direct owners) of 10 – 25% in Matthews. G. Paul Matthews, who is a member of the Board of Directors of Matthews, and Mark W. Headley, who is the Chairman and a member of the Board of Directors of Matthews, each has an ownership interest of 10 – 25%, and 5 – 10%, respectively, in Matthews. A representative of each of RBC, Lovell Minnick and Mizuho, as well as Mr. Matthews and Mr. Headley, are members of the Board of Directors of Matthews. Because of their ownership of, or positions with, Matthews, each of RBC, Lovell Minnick, Mizuho, Mr. Matthews and Mr. Headley may, for certain purposes, be deemed to be affiliated with Matthews. For these reasons, each of Mr. Matthews and Mr. Headley may be deemed to be affiliated persons of the Funds.

2. Effective immediately, the following disclosure is added to the paragraph appearing under the heading “Investment Advisor, Underwriter and Other Service Providers – Custodian” on page 74:

Although the Trust no longer has in effect a committed line of credit for purposes of funding proceeds for redemptions, a Fund might be able to use an overdraft from the custodian if needed under certain circumstances for temporary or emergency purposes. Any overdraft made available by the custodian would be in the discretion of the custodian, may not be available when needed by a Fund and would likely be more expensive than a comparable borrowing under a formal line of credit.

3. Effective immediately, the following disclosure replaces the first paragraph on page 8:

Each of the Funds, other than the Matthews Asia Strategic Income Fund, the Matthews Asia Credit Opportunities Fund and the Matthews Asian Growth and Income Fund, may invest no more than 20% of its total assets in debt securities, including securities issued by government entities and their political subdivisions. The Matthews Asia Strategic Income Fund, the Matthews Asia Credit Opportunities Fund and the Matthews Asian Growth and Income Fund are permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as “junk bonds”) and unrated debt securities. The Matthews Asia Strategic Income Fund may invest up to 50% of its total assets in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of its total assets may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions). The Matthews Asia Credit Opportunities Fund may invest 25% or more of its total assets in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of its total assets may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions).

Please retain this Supplement with your records.